UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2003



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P.O. Box 475 Barclays Court, Les Echelons, St Peter Port, Guernsey, GYI 6BA Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
02/12/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 23
                                       ----

Form 13F Information Table Value Total: $831,815,325
                                       ---------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 09/30/03

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     16441    582800    Sole                 1      Sole    321100
                                                                                                           None    261700
America Movil                        ORD   US02364W1053    109438   3999543    Sole                 1      Sole   2533693
                                                                                                           None   1465850
Ashanti Goldfields                   GDR   US0437432026     98680   7567497    Sole                 1      Sole   6135616
                                                                                                           None   1431881
Check Point Software Tech Ltd        ORD   IL0010824113     40057   2375859    Sole                 1      Sole   1437859
                                                                                                           None    938000
Coca-Cola Femsa                      ADR   US1912411089     40893   1925291    Sole                 1      Sole   1116691
                                                                                                           None    808600
Distribucion y Servicios D&S         ADR   US2547531069     19740    955460    Sole                 1      Sole    639960
                                                                                                           None    332100
Embotelladora Andina           ADR Rep A   US29081P2048     11164   1063255    Sole                 1      Sole    714305
                                                                                                           None    348950
Embotelladora Andina           ADS Rep B   US29081P3038     35005   3193900    Sole                 1      Sole   1974000
                                                                                                           None   1219900
Femsa                                ADS   US3444191064     63732   1728094    Sole                 1      Sole   1026054
                                                                                                           None    702040
Grupo Aeroportuario Sureste          ADR   US40051E2028      7340    417054    Sole                 1      Sole    417054
Kookmin Bank Spons                   ADR   US50049M1099      4525    119583    Sole                 1      Sole      1883
                                                                                                           None    117700
KT Corporation                       ADR   US48268K1016     25350   1329300    Sole                 1      Sole    888900
                                                                                                           None    457200
LanChile                             ADR   US5017231003      2538    145000    Sole                 1      Sole    145000
Lihir Gold Ltd                       ADR   US5323492067       459     21000    Sole                 1      Sole     21000
Matav                                ADS   US5597761098     32172   1719514    Sole                 1      Sole   1343514
                                                                                                           None    376000
Minera Buenaventura                  ADS   US2044481040     46709   1651660    Sole                 1      Sole   1018504
                                                                                                           None    633156
Mobile Telesystems                   ADR   US6074091090     64718    781615    Sole                 1      Sole    605515
                                                                                                           None    176100
Orbotech Ltd                         COM   IL0010823388     37750   1579481    Sole                 1      Sole    893010
                                                                                                           None    686471
Quilmes Industrial (New Preferred)   ADR   US74838Y2072     30663   1875399    Sole                 1      Sole   1025719
                                                                                                           None    849680
Quinenco                             ADS   US7487181031     15491   1740600    Sole                 1      Sole   1283100
                                                                                                           None    499100
Taiwan Semiconductor Co Ltd          ADR   US8740391003     11254   1099051    Sole                 1      Sole    474487
                                                                                                           None    624564
Telefonos de Mexico(L)               ADS   US8794037809     78285   2370113    Sole                 1      Sole   1469913
                                                                                                           None    900200
Wimm-Bill-Dann Foods                 ADR   US97263M1099      7129    419340    Sole                 1      Sole    419340

                                                  Total: $831,815


*  Total FMV of all shares for which Genesis has investment  discretion  including  those shares for which  it  may  not have voting authority.


REPORT SUMMARY             23 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
